Financial Assets Held for Trading and Designated at Fair Value Through Profit or Loss - Summary of Financial Assets Designated at Fair Value Through Profit or Loss (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets designated as measured at fair value through profit or loss [Line Items]
Cost	R$ 1,670	R$ 1,183
Accumulated gain / (loss) reflected in income	76	8
Fair value	1,746	1,191
Brazilian external debt bonds [Member]
Disclosure of financial assets designated as measured at fair value through profit or loss [Line Items]
Cost	1,670	1,183
Accumulated gain / (loss) reflected in income	76	8
Fair value	R$ 1,746	R$ 1,191